Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash paid for or (received from):
Interest expense	$ 199	$ 207	$ 232	$ 233	$ 244
Interest and dividend income	(3)	(4)	(5)	(5)	(5)
Income taxes, net of refunds	11	12	9	9	12
Capital lease and other non-cash financing transactions	$ 12	$ 21	$ 26	$ 20	$ 1